July 21, 2009

VIA EDGAR

The United States Securities
   and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:   Genworth Life of New York VA Separate Account 2
      Genworth Life Insurance Company of New York
      File Nos. 333-149656; 811-22191

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VA Separate Account 2 (the "Separate Account") and Genworth Life Insurance Company of New York (the "Company"), we certify that the form of the prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the Company and the Separate Account, which was filed electronically on July 16, 2009, and became effective on July 16, 2009.

Please contact the undersigned at 804.289.3545 with any questions regarding this filing.

Sincerely,


/s/ Michael D. Pappas
-------------------------------------
Michael D. Pappas
Associate General Counsel